Interests in Resource Properties - Assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 196,634
Ending balance	192,142	$ 196,634
Interest in an iron ore development project
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	196,634	201,802
Ending balance	192,142	196,634
Interest in an iron ore development project | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	218,203
Ending balance	218,203	218,203
Interest in an iron ore development project | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	21,569	16,401
Additions	4,492	5,168
Ending balance	$ 26,061	$ 21,569